Nationwide Investor Destinations Moderate Fund Annual Fund Operating Expenses - Nationwide Investor Destinations Moderate Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.84%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.18%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.53%
Institutional Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.62%
Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.93%